Private Placement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Private Placement Warrants [Member]
Private Placement [Line Items]
Price per share		$ 1
Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Number of shares purchased an aggregate	2,457,000	2,457,000
Price per share	$ 1
Gross proceeds of private placement		$ 2,457,000
Private Placement [Member]
Private Placement [Line Items]
Aggregate purchase price		$ 2,457,000
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Gross proceeds of private placement	$ 2,457,000